Shareholders' Equity	12 Months Ended
Mar. 31, 2022
Equity [Abstract]
Shareholders' Equity
Note 9—Shareholders’ Equity
(A) RSL Common
Stock
On September 30, 2021 in connection with the closing of the Business Combination, the Company effected a
2.9262-for-1
stock subdivision based on the fixed exchange ratio established in the Business Combination. All per share amounts and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect the stock split.
Additionally, in connection with the closing of the Business Combination, the Company adjusted its authorized share capital to equal 7,000,000,000
c
ommon
s
hares, par value $0.0000000341740141 per share. Each
c
ommon
s
hare has the right to one vote. The holders of
c
ommon
s
hares are also entitled to receive dividends whenever funds are legally available and when declared by the board of directors, subject to the prior rights of holders of all classes of stock outstanding having priority rights as to dividends. No dividends have been declared by the board of directors since the Company’s inception.
(B) Committed Equity Facility
On February 14, 2022, the Company entered into a committed equity facility (the “Facility”) with an affiliate of Cantor Fitzgerald & Co. (“Cantor”). Under the terms of the Facility, Cantor has committed to purchase up to an aggregate of $250.0 million in the Company’s
c
ommon
s
hares
from time to time at the request of the Company, subject to certain limitations and the satisfaction of certain conditions. Any sales of the
C
ompany’s
c
ommon
s
hares
to Cantor under the Facility will be made at 99% of the volume-weighted average price of the Company’s
c
ommon
s
hares
on Nasdaq on a given trading day. In consideration for entry into the Facility, the
C
ompany paid Cantor an upfront commitment fee in the form of 145,986
c
ommon
s
hares
. As of March 31, 2022, $250.0 million of the Company’s
c
ommon
s
hares
remained available for sale under the Facility.
(C) Consolidated Vant Equity Transactions
Immunovant
In May 2020 and September 2020, Immunovant, Inc. achieved the first and second earnout milestones as defined in the share exchange agreement with Health Sciences Acquisitions Corporation. As a result, all of the 20,000,000 earnout shares of Immunovant, Inc.’s common stock were issued, including 17,547,938 shares of common stock issued to RSL.
In April 2020, Immunovant, Inc. completed an underwritten public offering of 9,613,365 shares of its common stock, including 1,034,483 shares of common stock purchased by RSL, at a price of $14.50 per share for net proceeds to Immunovant, Inc. of approximately $131.0 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $15.0 million received from RSL.
In May 2020, Immunovant, Inc.’s 11,500,000 outstanding warrants became exercisable for an aggregate of 5,750,000 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share. An aggregate of 11,438,290 outstanding warrants were exercised for an aggregate of 5,719,145 shares of Immunovant, Inc.’s common stock at a price of $11.50 per share, for net proceeds of approximately $65.8 million. The remaining 61,710 warrants were cancelled.
In September 2020, Immunovant, Inc. completed an underwritten public offering of 6,060,606 shares of its common stock, including 380,000 shares of common stock purchased by RSL, at a price of $33.00 per share for net proceeds to Immunovant, Inc. of approximately $188.1 million, after deducting underwriting discounts and commissions and offering expenses. The proceeds included $12.5 million received from RSL.
Proteovant
In July 2021, Proteovant collected the subscription receivable relating to the second $100.0 million payment due under a subscription agreement entered into with SK, Inc. (“SK”) in December 2020 pursuant to which SK agreed to make a $200.0 million equity investment in Proteovant, representing an ownership interest of 40.0% on the closing date.